Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	June 30, 2021	June 30, 2020
Copyrights of online education academy courses	$14,453,243	$-
Less: Accumulated amortization	(2,180,917)	-
Intangible assets, net	$12,272,326	$-